Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 11.3	$ 10.5	$ 11.0	$ 32.6	$ 33.3